Document and Entity Information	May 23, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001061219
Document Type	8-K
Document Period End Date	May 23, 2025
Entity Registrant Name	ENTERPRISE PRODUCTS PARTNERS L.P.
Entity Incorporation State Country Code	DE
Entity File Number	1-14323
Entity Tax Identification Number	76-0568219
Entity Address, Address Line One	1100 Louisiana
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	381-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units
Trading Symbol	EPD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false